Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other operating income
Revenues	$ 1,802,184	$ 1,430,208	$ 749,381
Other operating income	24,080	8,040	4,060
Total revenues and other operating income	1,826,264	1,438,248	753,441
Operating expenses
Voyage expenses and commissions	618,595	605,544	392,697
Ship operating expenses	176,533	175,164	164,246
Administrative expenses	53,528	47,374	26,424
Depreciation	230,942	165,170	165,205
Contingent rental income	0	(623)	(3,606)
Total operating expenses	1,079,598	992,629	744,966
Net operating income	746,666	445,619	8,475
Other income (expenses)
Finance income	18,065	1,479	121
Finance expense	(171,336)	(45,330)	(44,244)
Gain on marketable securities	22,989	58,359	7,677
Share of results of associated companies	3,383	14,243	(724)
Dividends received	36,852	1,579	18,367
Net other income (expenses)	(90,047)	30,330	(18,803)
Profit (loss) before income taxes	656,619	475,949	(10,328)
Income tax expense	(205)	(412)	(4,633)
Profit (loss) for the period	$ 656,414	$ 475,537	$ (14,961)
Basic earnings (loss) per share attributable to shareholders of the Company (USD per share)	$ 2.95	$ 2.22	$ (0.08)
Diluted earnings (loss) per share attributable to shareholders of the Company (USD per share)	$ 2.95	$ 2.22	$ (0.08)